Investment Objectives and Goals - Invenomic Fund	Mar. 02, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Invenomic Fund (the “Fund”) is to seek long term capital appreciation.